Condensed company financial statements	12 Months Ended
Dec. 31, 2023
Company Financial Statements
Condensed company financial statements

19. Condensed company financial statements

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements.

Investments in subsidiaries

The Parent Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023

(All amounts in thousands, except for share and per share data, unless otherwise noted)

19. Condensed company financial statements (cont.)

Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Investment in subsidiaries	115,857	194,143	27,344
TOTAL ASSETS	115,857	194,143	27,344

LIABILITIES
Total liabilities	-	-	-
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and December 31, 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively) *	3	3	-
Subscription receivables	(3)	(3)	-
Additional paid-in capital	113,554	113,554	15,994
Statutory reserve	11,068	19,559	2,755
(Accumulated deficit)/Retained earnings	(8,753)	61,041	8,597
Accumulated other comprehensive loss	(12)	(11)	(2)
Total shareholders’ equity	115,857	194,143	27,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	115,857	194,143	27,344

*	The shares and per share information are presented on a retroactive basis to reflect the reorganization, as well as the stock split on May 31, 2023.

Condensed Statements of operations

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Operating income:
Share of income of subsidiaries	36,142	77,668	10,941
Income before income tax expense	36,142	77,668	10,941
Income tax expense	-	-	-
Net income	36,142	77,668	10,941